LORD ABBETT DEVELOPING GROWTH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund, Inc. (the “Registrant”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to register one new class of shares of the Registrant identified as Class T.

Before the designated effective date of January 17, 2016, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Very truly yours,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary